Schedule of Investments
June 30, 2022(unaudited)
Forester Value Fund Class I

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 66.17%

Communications - 1.90%
Verizon Communications, Inc.			2,000		101,500

Consumer Discretionary - 1.22%
Ebay, Inc.			1,570		65,422

Consumer Staples - 12.80%
Altria Group, Inc. (2)			2,000		83,540
Conagra Brands, Inc.			2,780		95,187
General Mills, Inc.			2,060		155,427
JM Smucker Co.			1,010		129,290
The Kroger Co.			2,120		100,340
Tyson Foods, Inc. Class A			1,400		120,484

					684,268

Energy - 6.48%
Chevron Corp.			900		130,302
Exxon Mobil Corp.			1,090		93,348
Pioneer Natural Resources Co.			550		122,694

					346,344

Financials - 7.99%
Allstate Corp.			1,000		126,730
Aon Plc. (United Kingdom)			310		83,601
Travelers Companies, Inc.			720		121,774
US Bancorp, Inc.			2,060		94,801

					426,906

Health Care - 15.70%
Amgen, Inc. (2)			400		97,320
Bristol Myers Squibb Co.			1,680		129,360
Cardinal Health, Inc.			1,920		100,358
Cigna Corp.			370		97,502
CVS Health Corp.			1,400		129,724
Johnson & Johnson			940		166,859
UnitedHealth Group, Inc.			230		118,135

					839,258

Industrials - 4.03%
3M Co.			850		109,998
Quanta Services, Inc.			840		105,286

					215,284

Information Technology - 5.07%
International Business Machines Corp.			830		117,188
Microsoft Corp.			200		51,366
Oracle Corp.			1,470		102,709

					271,263

Materials - 2.91%
Agnico Eagle Mines, Ltd. (Canada)			2,400		109,824
Alamos Gold, Inc.			6,500		45,630

					155,454

Utilities - 8.07%
Constellation Energy			933		53,424
DTE Energy Co.			950		120,412
Exelon Corp.			2,800		126,896
First Energy Corp.			3,410		130,910

					431,642

Total Common Stock			(Cost $ 2,161,000.00)		3,537,341

U.S. Government Obligations - 14.02%

U.S. Government Treasury Bill, 0.000%, 07/26/2022 (2)			750,000		749,455

Total U.S. Government Obligations			(Cost $ 749,616)		749,455

Money Market Registered Investment Companies - 20.07%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class -1.34% (4)			1,073,103		1,073,103

Total Money Market Registered Investment Companies			(Cost $ 1,073,103)		1,073,103

Total Investments - 102.87%			(Cost $ 4,108,328)		5,499,219

Liabilities in Excess of Other Assets - -2.87%					(153,587)

Total Net Assets - 100.00%					5,345,632

Options

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, August 19, 2022, Put @ $3,600.00	18	8/19/2022	6,480,000		139,320

Total Options	18		(Cost $ 124,609)		139,320

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$5,499,219	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$5,499,219		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at June 30, 2022
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2022.